Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pensions | United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 102	$ 112
Fair value of plan assets	0	0
Accumulated benefit obligation	102	112
Fair value of plan assets	0	0
Pensions | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	68	172
Fair value of plan assets	11	116
Accumulated benefit obligation	47	55
Fair value of plan assets	11	17
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	65	62
Fair value of plan assets	0	0
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	2	2
Fair value of plan assets	$ 0	$ 0